Summary of Significant Accounting Policies - Summary of Company's Assets Measured at Fair Value on Reccurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 10,282,329	$ 25,788,304
Investment, Type [Extensible Enumeration]	Short-Term Investments [Member]	Short-Term Investments [Member]
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		$ 2,963,052
Investment, Type [Extensible Enumeration]		Short-Term Investments [Member]
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 10,282,329	$ 22,825,252
Investment, Type [Extensible Enumeration]	Short-Term Investments [Member]	Short-Term Investments [Member]